Receivables (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Receivables (Details) [Line Items]
Allowance for doubtful accounts	$ 1,093	$ 6,100
Accounts receivable	300	46,592
GST Receivable [Member]
Receivables (Details) [Line Items]
Accounts receivable	$ 20,293	$ 14,157